Reinsurance: Effects of Reinsurance (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Effects of Reinsurance

	Three months ended		Nine months ended
	September 30,		September 30,
	2018	2017	2018	2017
Premiums:
Direct - written	$ 499	$ 612	$ 2,236	$ 2,040
Direct - change in unearned	(12)	(17)	(14)	(11)
Direct - earned	487	595	2,222	2,029

Ceded to affiliate - written	(499)	(612)	(2,236)	(2,040)
Ceded to affiliate - change in unearned	12	17	14	11
Ceded to affiliate - earned	(487)	(595)	(2,222)	(2,029)

Premiums - written, net	-	-	-	-
Premiums - change in unearned, net	-	-	-	-
Premiums, net	$ -	$ -	$ -	$ -

Contract charges:
Direct	$ 2,040	$ 908	$ 5,373	$ 2,376
Ceded to affiliate	(2,040)	(908)	(5,373)	(2,376)

Contract charges, net	$ -	$ -	$ -	$ -

Claims, benefits and losses incurred:
Direct	$ 761	$ 678	$ 2,193	$ 2,003
Ceded to affiliate	(761)	(678)	(2,193)	(2,001)

Claims, benefits and losses, net	$ -	$ -	$ -	$ 2

Interest credited to policyholder account balances:
Direct	$ 10,531	$ 8,387	$ 30,368	$ 22,766
Ceded to affiliate	(10,531)	(8,387)	(30,383)	(22,766)

Interest credited to policyholder account balances, net	$ -	$ -	$ (15)	$ -